UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09475

Nuveen Dividend Advantage Municipal Income Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         1/31/16

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen Dividend Advantage Municipal Income Fund (NVG)
	January 31, 2016 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 147.4% (100.0% of Total Investments)

	MUNICIPAL BONDS – 147.1% (99.8% of Total Investments)

	Alabama – 0.4% (0.3% of Total Investments)
$ 1,785	Mobile Spring Hill College Educational Building Authority, Alabama, Revenue Bonds, Spring Hill	4/25 at 100.00	N/R	$ 1,703,497
	College Project, Series 2015, 5.875%, 4/15/45
	Alaska – 0.6% (0.4% of Total Investments)
3,035	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,	4/16 at 100.00	B	2,779,423
	Series 2006A, 5.000%, 6/01/32
	Arizona – 2.5% (1.7% of Total Investments)
1,435	Arizona Health Facilities Authority, Revenue Bonds, Scottsdale Lincoln Hospitals Project,	12/24 at 100.00	A2	1,627,118
	Series 2014A, 5.000%, 12/01/42
6,000	Phoenix Civic Improvement Corporation, Arizona, Revenue Bonds, Civic Plaza Expansion Project,	No Opt. Call	AA	8,015,820
	Series 2005B, 5.500%, 7/01/37 – FGIC Insured
	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis
	Schools, Inc. Projects, Series 2016A:
105	5.000%, 7/01/35	7/25 at 100.00	BB	111,073
175	5.000%, 7/01/46	7/25 at 100.00	BB	181,092
1,000	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc	No Opt. Call	BBB+	1,203,630
	Prepay Contract Obligations, Series 2007, 5.000%, 12/01/37
8,715	Total Arizona			11,138,733
	California – 16.2% (11.0% of Total Investments)
2,165	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Subordinate	No Opt. Call	BBB+	2,006,847
	Lien Series 2004A, 0.000%, 10/01/20 – AMBAC Insured
6,135	Alhambra Unified School District, Los Angeles County, California, General Obligation Bonds,	No Opt. Call	AA	3,907,075
	Capital Appreciation Series 2009B, 0.000%, 8/01/30 – AGC Insured
10,000	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard	8/22 at 100.00	AA	11,228,797
	Children’s Hospital, Series 2012A, 5.000%, 8/15/51
	California Health Facilities Financing Authority, Revenue Bonds, Stanford Hospitals and
	Clinics, Tender Option Bond Trust 3294:
855	9.223%, 2/15/20 (IF) (4)	No Opt. Call	AA–	1,042,553
375	9.223%, 2/15/20 (IF) (4)	No Opt. Call	AA–	457,260
340	9.215%, 2/15/20 (IF) (4)	No Opt. Call	AA–	414,514
250	California School Finance Authority, Charter School Revenue Bonds, Rocketship Education,	6/25 at 100.00	N/R	257,688
	Obligated Group, Series 2016A, 5.000%, 6/01/36 (WI/DD, Settling 2/05/16)
1,000	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda	12/24 at 100.00	BB+	1,091,650
	University Medical Center, Series 2014A, 5.500%, 12/01/54
1,500	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	4/16 at 100.00	CCC	1,488,210
	Health System, Series 2005A, 5.250%, 7/01/35 (5)
14,345	Corona-Norco Unified School District, Riverside County, California, General Obligation Bonds,	No Opt. Call	AA	5,741,012
	Capital Appreciation, Election 2006 Refunding Series 2009C, 0.000%, 8/01/39 – AGM Insured
	El Rancho Unified School District, Los Angeles County, California, General Obligation Bonds,
	Election 2010 Series 2011A:
2,615	0.000%, 8/01/31 – AGM Insured	8/28 at 100.00	A2	2,366,575
3,600	0.000%, 8/01/34 – AGM Insured	8/28 at 100.00	A2	3,206,124
	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds,
	Refunding Series 2013A:
1,210	5.750%, 1/15/46	1/24 at 100.00	BBB–	1,419,754
1,210	6.000%, 1/15/49	1/24 at 100.00	BBB–	1,436,149
2,425	Fullerton Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2005,	9/16 at 100.00	A	2,430,966
	5.000%, 9/01/27 – AMBAC Insured
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
1,965	4.500%, 6/01/27	6/17 at 100.00	B+	1,970,915
3,120	5.000%, 6/01/33	6/17 at 100.00	B	2,914,423
1,155	5.750%, 6/01/47	6/17 at 100.00	B	1,110,856
365	5.125%, 6/01/47	6/17 at 100.00	B	326,347
	Oceanside Unified School District, San Diego County, California, General Obligation Bonds,
	Capital Appreciation, 2008 Election Series 2009A:
5,905	0.000%, 8/01/26 – AGC Insured	No Opt. Call	AA	4,441,269
2,220	0.000%, 8/01/28 – AGC Insured	No Opt. Call	AA	1,529,314
	Orange County, California, Special Tax Bonds, Community Facilities District 2015-1 Esencia
	Village, Series 2015A:
680	4.250%, 8/15/38	8/25 at 100.00	N/R	727,484
115	5.250%, 8/15/45	8/25 at 100.00	N/R	132,862
2,675	Palomar Pomerado Health, California, General Obligation Bonds, Series 2009A, 0.000%,	8/29 at 100.00	AA	2,994,047
	8/01/38 – AGC Insured
4,150	Placentia-Yorba Linda Unified School District, Orange County, California, Certificates of	10/25 at 100.00	AA	4,729,589
	Participation, Refunding Series 2011, 0.000%, 10/01/28 – AGM Insured
160	Riverside County Transportation Commission, California, Toll Revenue Senior Lien Bonds, Series	6/23 at 100.00	BBB–	185,131
	2013A, 5.750%, 6/01/48
125	San Clemente, California, Special Tax Revenue Bonds, Community Facilities District 2006-1	9/25 at 100.00	N/R	141,500
	Marblehead Coastal, Series 2015, 5.000%, 9/01/40
6,820	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/17 at 100.00	AA–	6,990,636
	Project, Series 2006C, 4.250%, 8/01/30 – NPFG Insured
4,275	Sequoia Union High School District, San Mateo County, California, General Obligation Bonds,	7/16 at 100.00	Aa1	4,297,059
	Series 2006, 3.500%, 7/01/29 – AGM Insured
81,755	Total California			70,986,606
	Colorado – 3.9% (2.7% of Total Investments)
750	Arkansas River Power Authority, Colorado, Power Revenue Bonds, Series 2006, 5.250%, 10/01/32 –	10/16 at 100.00	BBB–	763,230
	SYNCORA GTY Insured
170	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good	6/23 at 100.00	BBB+	198,400
	Samaritan Society Project, Series 2013, 5.625%, 6/01/43
500	Copperleaf Metropolitan District 2, Arapahoe County, Colorado, General Obligation Bonds,	12/20 at 103.00	N/R	527,135
	Refunding Limited Tax Convertible to Unlimited Tax Series 2015, 5.750%, 12/01/45
500	Crystal Crossing Metropolitan District, Colorado, General Obligation Limited Tax Bonds,	12/25 at 100.00	N/R	501,105
	Refunding Series 2016, 5.250%, 12/01/40
17,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%,	No Opt. Call	AA–	13,076,735
	9/01/25 – NPFG Insured
1,000	Jefferson Center Metropolitan District 1, Arvada, Jefferson County, Colorado, Revenue Bonds,	12/20 at 103.00	N/R	1,014,950
	Refunding Series 2015, 5.500%, 12/01/45
1,080	Lambertson Farms Metropolitan District 1, Colorado, Revenue Bonds, Refunding & Improvement	12/23 at 100.00	N/R	1,093,856
	Series 2015, 6.000%, 12/15/50
21,000	Total Colorado			17,175,411
	District of Columbia – 2.0% (1.4% of Total Investments)
900	District of Columbia Student Dormitory Revenue Bonds, Provident Group – Howard Properties LLC	10/22 at 100.00	BB+	891,684
	Issue, Series 2013, 5.000%, 10/01/45
6,810	District of Columbia, Revenue Bonds, Georgetown University, Series 2007A, 4.500%, 4/01/42 –	4/17 at 100.00	A–	7,034,117
	AMBAC Insured
935	Washington Convention Center Authority, District of Columbia, Dedicated Tax Revenue Bonds,	10/16 at 100.00	AA+	1,000,095
	Tender Option Bond Trust 1606, 11.876%, 10/01/30 – BHAC Insured (IF) (4)
8,645	Total District of Columbia			8,925,896
	Florida – 6.1% (4.1% of Total Investments)
3,000	Cape Coral, Florida, Water and Sewer Revenue Bonds, Refunding Series 2011, 5.000%,	10/21 at 100.00	AA	3,476,700
	10/01/41 – AGM Insured
1,030	City of Miami Beach, Florida, Stormwater Revenue Bonds, Series 2015, 5.000%, 9/01/41	9/25 at 100.00	AA–	1,179,278
1,480	Collier County Educational Facilities Authority, Florida, Revenue Bonds, Hodges University,	11/23 at 100.00	BBB–	1,658,148
	Series 2013, 6.125%, 11/01/43
	Davie, Florida, Educational Facilities Revenue Bonds, Nova Southeastern University Project,
	Refunding Series 2013A:
3,445	6.000%, 4/01/42	4/23 at 100.00	Baa1	4,078,019
1,720	5.625%, 4/01/43	4/23 at 100.00	Baa1	1,982,954
	Downtown Doral Community Development District, Florida, Special Assessment Bonds, Series 2015:
280	5.250%, 5/01/35	5/26 at 100.00	N/R	287,577
315	5.300%, 5/01/36	5/26 at 100.00	N/R	323,757
475	5.500%, 5/01/45	5/26 at 100.00	N/R	488,077
655	5.500%, 5/01/46	5/26 at 100.00	N/R	671,984
680	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance	6/25 at 100.00	N/R	697,585
	Charter School Income Projects, Series 2015A, 6.000%, 6/15/35
230	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance	6/25 at 100.00	N/R	233,409
	Charter School Income Projects, Series 2015A, 6.125%, 6/15/46
	Florida Municipal Loan Council, Revenue Bonds, Series 2003B:
165	5.250%, 12/01/17	4/16 at 100.00	AA–	165,632
100	5.250%, 12/01/18	4/16 at 100.00	AA–	100,363
2,335	Lee County, Florida, Airport Revenue Bonds, Refunding Series 2011A, 5.375%, 10/01/32 – AGM	8/21 at 100.00	AA	2,659,775
	Insured (Alternative Minimum Tax)
1,545	Miami, Florida, Special Obligation Non-Ad Valorem Revenue Bonds, Refunding Series 2011A,	2/21 at 100.00	AA	1,845,085
	6.000%, 2/01/31 – AGM Insured
2,400	Miami-Dade County, Florida, Subordinate Special Obligation Bonds, Refunding Series 2012B,	10/22 at 100.00	A+	2,755,416
	5.000%, 10/01/37
775	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds,	8/26 at 100.00	N/R	785,571
	Development Unit 53, Series 2015, 5.350%, 8/01/35
750	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Orlando Health,	4/22 at 100.00	A	805,253
	Inc., Series 2012A, 5.000%, 10/01/42
60	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Sinai Residences of	6/22 at 102.00	N/R	72,256
	Boca Raton Project, Series 2014A, 7.250%, 6/01/34
1,000	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System	8/17 at 100.00	AA	1,042,430
	Obligation Group, 2007, 5.000%, 8/15/42 (UB) (4)
1,295	Tallahassee, Florida, Health Facilities Revenue Bonds, Tallahassee Memorial HealthCare Inc.	12/25 at 100.00	Baa1	1,415,306
	Project, Series 2016A, 5.000%, 12/01/55 (WI/DD, Settling 2/02/16)
23,735	Total Florida			26,724,575
	Georgia – 3.8% (2.5% of Total Investments)
5,000	Atlanta, Georgia, Airport General Revenue Bonds, Refunding Series 2012B, 5.000%, 1/01/29	No Opt. Call	AA–	5,800,400
7,030	Gwinnett County School District, Georgia, General Obligation Bonds, Series 2008, 5.000%,	2/18 at 100.00	AAA	7,626,777
	2/01/36 (Pre-refunded 2/01/18) (4)
1,000	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University,	10/22 at 100.00	Baa2	1,169,170
	Refunding Series 2012C, 5.250%, 10/01/27
1,710	Valdosta and Lowndes County Hospital Authority, Georgia, Revenue Certificates, South Georgia	10/21 at 100.00	Aa2	1,904,085
	Medical Center Project, Series 2011B, 5.000%, 10/01/41
14,740	Total Georgia			16,500,432
	Guam – 0.2% (0.1% of Total Investments)
650	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013,	7/23 at 100.00	A–	741,605
	5.500%, 7/01/43
150	Guam International Airport Authority, Revenue Bonds, Series 2013C, 6.375%, 10/01/43	10/23 at 100.00	BBB	177,294
	(Alternative Minimum Tax)
800	Total Guam			918,899
	Hawaii – 1.4% (0.9% of Total Investments)
255	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Chaminade University	1/25 at 100.00	BB	259,026
	of Honolulu, Series 2015A, 5.000%, 1/01/45
5,000	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific Health	7/23 at 100.00	A+	5,886,150
	Obligated Group, Series 2013A, 5.500%, 7/01/43
5,255	Total Hawaii			6,145,176
	Idaho – 1.7% (1.1% of Total Investments)
2,895	Idaho Health Facilities Authority, Revenue Bonds, Saint Luke’s Health System Project, Series	3/22 at 100.00	A–	3,180,215
	2012A, 5.000%, 3/01/47 – AGM Insured
	Idaho Housing and Finance Association, Grant and Revenue Anticipation Bonds, Federal Highway
	Trust Funds, Series 2006:
3,000	5.000%, 7/15/23 (Pre-refunded 7/15/16) – NPFG Insured	7/16 at 100.00	A+ (6)	3,065,250
1,130	5.000%, 7/15/24 (Pre-refunded 7/15/16) – NPFG Insured	7/16 at 100.00	A+ (6)	1,154,578
7,025	Total Idaho			7,400,043
	Illinois – 18.0% (12.2% of Total Investments)
3,745	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2014,	No Opt. Call	AA	4,221,177
	5.250%, 12/01/49
3,025	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2009C,	No Opt. Call	BBB+	2,924,086
	5.000%, 1/01/34
1,700	Chicago, Illinois, General Obligation Bonds, Project Series 2012A, 5.000%, 1/01/33	No Opt. Call	BBB+	1,650,802
400	Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C, 5.000%, 1/01/38	1/26 at 100.00	BBB+	384,032
510	Chicago, Illinois, Wastewater Transmission Revenue Bonds, Second Lien Series 2008C,	1/25 at 100.00	A	555,931
	5.000%, 1/01/39
	Community College District 523, Counties of DeKalb, Kane, LaSalle, Lee, Ogle, Winnebago, and
	Boone, Illinois, General Obligation Bonds, Kishwaukee Community College, Series 2011B:
2,500	0.000%, 2/01/33	2/21 at 100.00	AA	966,675
2,000	0.000%, 2/01/34	2/21 at 100.00	AA	716,420
2,845	Cook County Community College District 508, Illinois, General Obligation Bonds, Chicago City	12/23 at 100.00	AA	3,210,639
	Colleges, Series 2013, 5.250%, 12/01/43
3,920	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2015A,	7/25 at 100.00	AA–	4,517,526
	5.000%, 1/01/40
550	Illinois Educational Facilities Authority, Revenue Bonds, Field Museum of Natural History,	11/25 at 102.00	A	574,475
	Series 2002, 4.450%, 11/01/36
290	Illinois Finance Authority, Charter School Revenue Bonds, Intrinsic Charter Schools Belmont	12/25 at 100.00	N/R	292,587
	School Project, Series 2015A, 5.750%, 12/01/35
510	Illinois Finance Authority, Recovery Zone Facility Revenue Bonds, Navistar International	10/20 at 100.00	Caa1	492,925
	Corporation Project, Series 2010, 6.500%, 10/15/40
1,000	Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network, Series 2012,	No Opt. Call	AA	1,112,190
	5.000%, 6/01/42
4,500	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2014A,	9/24 at 100.00	BBB	4,977,540
	5.000%, 9/01/42
1,245	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers,	8/25 at 100.00	Baa1	1,377,829
	Refunding Series 2015C, 5.000%, 8/15/44
5,000	Illinois Finance Authority, Revenue Bonds, University of Chicago, Series 2012A,	10/21 at 100.00	AA+	5,491,800
	5.000%, 10/01/51
3,500	Illinois Municipal Electric Agency, Power Supply System Revenue Bonds, Series 2007A, 5.000%,	2/17 at 100.00	AA– (6)	3,660,475
	2/01/35 (Pre-refunded 2/01/17) – NPFG Insured
	Illinois State, General Obligation Bonds, Refunding Series 2012:
635	5.000%, 8/01/21	No Opt. Call	A–	720,071
500	5.000%, 8/01/22	No Opt. Call	A–	570,865
685	5.000%, 8/01/23	No Opt. Call	A–	781,160
4,035	Illinois State, General Obligation Bonds, Series 2004A, 5.000%, 3/01/28	4/16 at 100.00	A–	4,050,777
455	Illinois State, General Obligation Bonds, Series 2013, 5.500%, 7/01/38	7/23 at 100.00	A–	504,914
1,090	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds,	12/25 at 100.00	BBB+	1,156,141
	Series 2015A, 5.000%, 6/15/53
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Capital Appreciation Refunding Series 2010B-1:
25,000	0.000%, 6/15/44 – AGM Insured	No Opt. Call	AA	6,906,250
17,465	0.000%, 6/15/45 – AGM Insured	No Opt. Call	AA	4,597,661
12,300	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	6/20 at 100.00	BBB+	12,783,879
	Project, Refunding Series 2010B-2, 5.000%, 6/15/50
3,900	Rosemont, Illinois, General Obligation Bonds, Series 2011A, 5.600%, 12/01/35 – AGM Insured	12/20 at 100.00	AA	4,342,221
1,680	Southwestern Illinois Development Authority, Health Facility Revenue Bonds, Memorial Group,	11/23 at 100.00	AA	2,324,717
	Inc., Series 2013, 7.625%, 11/01/48
2,705	Springfield, Illinois, Electric Revenue Bonds, Senior Lien Series 2015, 5.000%, 3/01/40 –	3/25 at 100.00	AA	3,068,038
	AGM Insured
107,690	Total Illinois			78,933,803
	Indiana – 5.4% (3.6% of Total Investments)
1,050	Indiana Finance Authority, Midwestern Disaster Relief Revenue Bonds, Ohio Valley Electric	6/22 at 100.00	BBB–	1,104,023
	Corporation Project, Series 2012A, 5.000%, 6/01/39 – AGM Insured
	Indiana Finance Authority, Tax-Exempt Private Activity Revenue Bonds, I-69 Section 5 Project,
	Series 2014:
1,830	5.250%, 9/01/40 (Alternative Minimum Tax)	9/24 at 100.00	BBB	2,022,845
8,180	5.000%, 9/01/46 (Alternative Minimum Tax)	9/24 at 100.00	BBB	8,912,110
1,000	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series	10/22 at 100.00	AA	1,159,610
	2012A, 5.000%, 10/01/37
3,240	Indiana Municipal Power Agency, Power Supply Revenue Bonds, Series 2007A, 5.000%, 1/01/42	1/17 at 100.00	AA– (6)	3,372,581
	(Pre-refunded 1/01/17) – NPFG Insured
5,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project Series 2009A,	1/19 at 100.00	AA	5,647,900
	5.500%, 1/01/38 – AGC Insured
315	Shoals, Indiana, Exempt Facilities Revenue Bonds, National Gypsum Company Project, Series	11/23 at 100.00	N/R	354,570
	2013, 7.250%, 11/01/43 (Alternative Minimum Tax)
765	Valparaiso, Indiana, Exempt Facilities Revenue Bonds, Pratt Paper LLC Project, Series 2013,	1/24 at 100.00	N/R	945,838
	7.000%, 1/01/44 (Alternative Minimum Tax)
21,380	Total Indiana			23,519,477
	Iowa – 0.9% (0.6% of Total Investments)
480	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company	12/23 at 100.00	BB–	525,552
	Project, Series 2013, 5.250%, 12/01/25
450	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C,	4/16 at 100.00	B+	437,049
	5.500%, 6/01/42
2,800	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B,	6/17 at 100.00	B+	2,803,332
	5.600%, 6/01/34
3,730	Total Iowa			3,765,933
	Kansas – 1.5% (1.0% of Total Investments)
3,880	Kansas Development Finance Authority, Revenue Bonds, Sisters of Charity of Leavenworth Health	1/20 at 100.00	AA–	4,318,479
	Services Corporation, Series 2010A, 5.000%, 1/01/40
	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Bonds,
	Vacation Village Project Area 1 and 2A, Series 2015:
935	5.000%, 9/01/27	9/25 at 100.00	N/R	951,017
920	5.750%, 9/01/32	9/25 at 100.00	N/R	934,251
445	6.000%, 9/01/35	9/25 at 100.00	N/R	451,261
6,180	Total Kansas			6,655,008
	Kentucky – 2.4% (1.6% of Total Investments)
	Kentucky Economic Development Finance Authority, Revenue Bonds, Next Generation Kentucky
	Information Highway Project, Senior Series 2015A:
1,615	5.000%, 7/01/40	7/25 at 100.00	BBB+	1,775,951
2,240	5.000%, 1/01/45	7/25 at 100.00	BBB+	2,461,357
	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds,
	Downtown Crossing Project, Convertible Capital Appreciation Series 2013C:
1,030	0.000%, 7/01/43	7/31 at 100.00	Baa3	780,555
1,775	0.000%, 7/01/46	7/31 at 100.00	Baa3	1,344,119
	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds,
	Downtown Crossing Project, Series 2013A:
945	5.750%, 7/01/49	7/23 at 100.00	Baa3	1,077,593
190	6.000%, 7/01/53	7/23 at 100.00	Baa3	219,976
2,415	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 93, Refunding Series	2/19 at 100.00	AA	2,728,709
	2009, 5.250%, 2/01/20 – AGC Insured
10,210	Total Kentucky			10,388,260
	Louisiana – 5.5% (3.7% of Total Investments)
1,675	Ascension Parish Industrial development Board, Louisiana, Revenue Bonds, Impala Warehousing	7/23 at 100.00	N/R	1,868,664
	(US) LLC Project, Series 2013, 6.000%, 7/01/36
1,000	Jefferson Parish Hospital District1, Louisiana, Hospital Revenue Bonds, West Jefferson Medical	1/21 at 100.00	AA (6)	1,226,870
	Center, Refunding Series 2011A, 6.000%, 1/01/39 (Pre-refunded 1/01/21) – AGM Insured
5,000	Lafayette Public Trust Financing Authority, Louisiana, Revenue Bonds, Ragin’ Cajun Facilities	10/20 at 100.00	AA	5,717,850
	Inc. Project, Series 2010, 5.500%, 10/01/41 – AGM Insured
	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006A:
6,000	5.000%, 5/01/36 (Pre-refunded 5/01/16) – AGM Insured	5/16 at 100.00	AA (6)	6,072,780
8,270	4.500%, 5/01/41 (Pre-refunded 5/01/16) – NPFG Insured (UB)	5/16 at 100.00	AA (6)	8,359,730
1,050	4.750%, 5/01/39 (Pre-refunded 5/01/16) – AGM Insured	5/16 at 100.00	AA (6)	1,062,065
3	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006, Residuals 660-3, 16.401%,	5/16 at 100.00	AA (6)	3,477
	5/01/34 (Pre-refunded 5/01/16) – NPFG Insured (IF)
22,998	Total Louisiana			24,221,706
	Massachusetts – 2.8% (1.9% of Total Investments)
1,000	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds,	1/20 at 100.00	AA+	1,136,100
	Commonwealth Contract Assistance Secured, Refunding Series 2010B, 5.000%, 1/01/35
2,690	Massachusetts Development Finance Agency, Resource Recovery Revenue Refunding Bonds,	11/17 at 100.00	BB+	2,698,097
	Covanta Energy Project, Series 2012B, 4.875%, 11/01/42
	Massachusetts Development Finance Agency, Revenue Bonds, Emerson College, Series 2015:
3,200	5.000%, 1/01/45	1/25 at 100.00	BBB+	3,523,808
755	4.500%, 1/01/45	1/25 at 100.00	BBB+	790,576
1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Massachusetts Eye	7/20 at 100.00	BBB–	1,121,190
	and Ear Infirmary, Series 2010C, 5.375%, 7/01/35
400	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2007A,	8/17 at 100.00	N/R (6)	427,228
	5.000%, 8/15/37 (Pre-refunded 8/15/17) – AMBAC Insured
2,375	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2007A, 4.500%,	2/17 at 100.00	AA+	2,412,858
	8/01/46 – AGM Insured
11,420	Total Massachusetts			12,109,857
	Michigan – 3.7% (2.5% of Total Investments)
1,055	Battle Creek School District, Calhoun County, Michigan, General Obligation Bonds, Series 2007,	5/17 at 100.00	Aa1	1,104,026
	5.000%, 5/01/31 – AGM Insured
1,290	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds,	7/22 at 100.00	A–	1,436,054
	Refunding Senior Lien Series 2012A, 5.250%, 7/01/39
1,500	Grand Traverse County Hospital Financial Authority, Michigan, Revenue Bonds, Munson	No Opt. Call	AA–	1,661,325
	Healthcare, Series 2014A, 5.000%, 7/01/47
3,220	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2011,	12/21 at 100.00	AA–	3,619,312
	5.000%, 12/01/39
10	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2011,	12/21 at 100.00	N/R (6)	12,152
	5.000%, 12/01/39 (Pre-refunded 12/01/21)
1,000	Michigan Public Power Agency, AFEC Project Revenue Bonds, Series 2012A, 5.000%, 1/01/43	1/22 at 100.00	A2	1,077,360
1,225	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series	12/16 at 100.00	AA	1,270,337
	2006A, 5.000%, 12/01/31
275	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series	12/16 at 100.00	N/R (6)	285,494
	2006A, 5.000%, 12/01/31 (Pre-refunded 12/01/16)
2,855	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series	6/22 at 100.00	AA	3,136,931
	2009C, 5.000%, 12/01/48
1,250	Monroe County Hospital Finance Authority, Michigan, Mercy Memorial Hospital Corporation	6/16 at 100.00	AA– (6)	1,272,288
	Revenue Bonds, Series 2006, 5.500%, 6/01/35 (Pre-refunded 6/01/16)
	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne County
	Airport, Series 2015D:
525	5.000%, 12/01/40	12/25 at 100.00	A	592,379
615	5.000%, 12/01/45	12/25 at 100.00	A	689,569
14,820	Total Michigan			16,157,227
	Minnesota – 0.1% (0.1% of Total Investments)
380	Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle Ridge Academy Project, Series	7/25 at 100.00	BB+	393,832
	2015A, 5.500%, 7/01/50
	Missouri – 1.6% (1.1% of Total Investments)
	Liberty, Missouri, Special Obligation Tax Increment and Special Districts Bonds, Liberty
	Commons Project, Series 2015A:
1,575	5.750%, 6/01/35	6/25 at 100.00	N/R	1,601,255
1,055	6.000%, 6/01/46	6/25 at 100.00	N/R	1,076,206
2,460	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds,	5/23 at 100.00	BBB+	2,732,740
	Saint Louis College of Pharmacy, Series 2013, 5.500%, 5/01/43
	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds,
	Saint Louis College of Pharmacy, Series 2015B:
240	5.000%, 5/01/40	11/23 at 100.00	BBB	257,011
340	5.000%, 5/01/45	11/23 at 100.00	BBB	361,760
220	Plaza at Noah’s Ark Community Improvement District, Saint Charles, Missouri, Tax Increment and	5/21 at 100.00	N/R	228,001
	Improvement District Revenue Bonds, Series 2015, 5.000%, 5/01/30
100	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village	9/23 at 100.00	A–	114,879
	of Sunset Hills, Series 2013A, 5.875%, 9/01/43
	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Saint Andrew’s
	Resources for Seniors, Series 2015A:
340	5.000%, 12/01/35	12/25 at 100.00	N/R	351,733
100	5.125%, 12/01/45	12/25 at 100.00	N/R	102,440
6,430	Total Missouri			6,826,025
	Nebraska – 1.6% (1.1% of Total Investments)
900	Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue Bonds, Nebraska	11/25 at 100.00	A–	1,013,967
	Methodist Health System, Refunding Series 2015, 5.000%, 11/01/48
6,000	Public Power Generation Agency, Nebraska, Whelan Energy Center Unit 2 Revenue Bonds, Series	1/17 at 100.00	A2	6,185,400
	2007A, 5.000%, 1/01/37 – AMBAC Insured
6,900	Total Nebraska			7,199,367
	Nevada – 2.7% (1.8% of Total Investments)
2,350	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2009C, 5.000%, 7/01/26 –	7/19 at 100.00	AA	2,639,356
	AGM Insured
6,885	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran	1/20 at 100.00	AA	7,741,563
	International Airport, Series 2010A, 5.250%, 7/01/39 – AGM Insured
1,300	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Water Series 2012B,	6/22 at 100.00	AA+	1,497,613
	5.000%, 6/01/42
10,535	Total Nevada			11,878,532
	New Jersey – 4.3% (2.9% of Total Investments)
1,900	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Series	4/16 at 100.00	AA–	1,909,880
	2004A, 5.000%, 7/01/29 – NPFG Insured
3,355	New Jersey Economic Development Authority, School Facilities Construction Financing Program	6/25 at 100.00	A–	3,636,417
	Bonds, Refunding Series 2015WW, 5.250%, 6/15/40
2,150	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series	No Opt. Call	A–	2,401,744
	2006A, 5.250%, 12/15/20
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2015AA:
1,895	4.750%, 6/15/38	6/25 at 100.00	A–	1,967,579
555	5.250%, 6/15/41	6/25 at 100.00	A–	600,210
1,155	5.000%, 6/15/45	6/25 at 100.00	A–	1,219,541
1,200	New Jersey Turnpike Authority, Revenue Bonds, Refunding Series 2005D-1, 5.250%, 1/01/26 –	No Opt. Call	AA	1,532,016
	AGM Insured
200	New Jersey Turnpike Authority, Revenue Bonds, Tender Option Bond Trust 1154, 17.272%,	7/22 at 100.00	A+	302,052
	1/01/43 (IF) (4)
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2007-1A:
3,760	5.000%, 6/01/29	6/17 at 100.00	B	3,570,045
2,025	4.750%, 6/01/34	6/17 at 100.00	B–	1,700,534
18,195	Total New Jersey			18,840,018
	New York – 8.5% (5.7% of Total Investments)
1,120	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore	4/16 at 100.00	AA–	1,124,536
	Hospital, Series 2004, 5.000%, 8/01/23 – FGIC Insured
	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Tender
	Option Bond Trust 3518:
1,335	13.672%, 2/15/33 (IF)	2/19 at 100.00	AAA	1,787,618
2,000	13.683%, 2/15/33 (IF)	8/21 at 100.00	AAA	2,679,660
850	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series	2/21 at 100.00	A	990,505
	2011A, 5.750%, 2/15/47
3,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006C,	9/16 at 100.00	AA– (6)	3,079,980
	5.000%, 9/01/35 (Pre-refunded 9/01/16) – NPFG Insured
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2014A:
550	4.000%, 9/01/39 – AGM Insured	9/24 at 100.00	AA	578,578
390	5.000%, 9/01/44	9/24 at 100.00	A–	443,286
1,575	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2011A, 5.000%,	5/21 at 100.00	AA	1,799,422
	5/01/36 – AGM Insured
2,000	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2012A,	9/22 at 100.00	A–	2,211,040
	5.000%, 9/01/42
1,435	New York City Industrial Development Agency, New York, Revenue Bonds, Yankee Stadium Project	3/19 at 100.00	AA	1,681,877
	PILOT, Series 2009A, 7.000%, 3/01/49 – AGC Insured
11,570	New York City Municipal Water Authority, Water and Sewer System Second General Resolution	6/25 at 100.00	AA+	13,443,762
	Revenue Bonds, Series 2015, 5.000%, 6/15/46 (UB)
5,720	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade	11/24 at 100.00	N/R	6,096,548
	Center Project, Class 1 Series 2014, 5.000%, 11/15/44
1,000	Onondaga Civic Development Corporation, New York, Revenue Bonds, Saint Joseph’s Hospital	7/22 at 100.00	BB (6)	1,230,750
	Health Center Project, Series 2012, 5.000%, 7/01/42 (Pre-refunded 7/01/22)
32,545	Total New York			37,147,562
	North Carolina – 0.7% (0.5% of Total Investments)
250	Gaston County Industrial Facilities and Pollution Control Financing Authority, North Carolina,	4/16 at 100.00	N/R	250,490
	National Gypsum Company Project Exempt Facilities Revenue Bonds, Series 2005, 5.750%, 8/01/35
	(Alternative Minimum Tax)
2,150	North Carolina Medical Care Commission, Health Care Facilities Revenue Refunding Bonds,	10/22 at 100.00	AA–	2,390,994
	WakeMed, Series 2012A, 5.000%, 10/01/38
540	Oak Island, North Carolina, Enterprise System Revenue Bonds, Series 2009, 6.000%, 6/01/34	6/19 at 100.00	AA (6)	631,741
	(Pre-refunded 6/01/19) – AGC Insured
2,940	Total North Carolina			3,273,225
	North Dakota – 0.1% (0.1% of Total Investments)
630	Williston, North Dakota, Multifamily Housing Revenue Bonds, Eagle Crest Apartments LLC	9/23 at 100.00	N/R	585,188
	Project, Series 2013, 7.750%, 9/01/38
	Ohio – 5.0% (3.4% of Total Investments)
2,455	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Revenue Bonds,	5/22 at 100.00	A1	2,693,994
	Children’s Hospital Medical Center, Improvement & Refunding Series 2012, 5.000%, 11/15/42
985	Allen County, Ohio, Hospital Facilities Revenue Bonds, Catholic Health Partners, Refunding and	5/22 at 100.00	AA–	1,093,586
	Improvement Series 2012A, 5.000%, 5/01/42
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
2,540	5.125%, 6/01/24	6/17 at 100.00	B–	2,328,393
710	5.875%, 6/01/30	6/17 at 100.00	B–	640,377
4,805	5.750%, 6/01/34	6/17 at 100.00	B–	4,259,104
1,335	5.875%, 6/01/47	6/17 at 100.00	B	1,182,623
1,870	Franklin County, Ohio, Hospital Revenue Bonds, Nationwide Children’s Hospital Project,	5/22 at 100.00	Aa2	2,060,478
	Improvement Series 2012A, 5.000%, 11/01/42
780	Lorain County Port Authority, Ohio, Recovery Zone Facility Economic Development Revenue Bonds,	12/20 at 100.00	B+	470,036
	United State Steel Corporation Project, Series 2010, 6.750%, 12/01/40
2,765	Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis HealthCare System Obligated	2/23 at 100.00	BB+	2,865,287
	Group Project, Series 2013, 5.000%, 2/15/48
1,290	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Project, Junior Lien Series	2/23 at 100.00	A+	1,454,127
	2013A-1, 5.000%, 2/15/48
1,240	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Projects, Junior Lien	2/31 at 100.00	A+	1,129,752
	Convertible Series 2013A-3, 0.000%, 2/15/36
	Southeastern Ohio Port Authority, Hospital Facilities Revenue Bonds, Memorial Health System
	Obligated Group Project, Refunding and Improvement Series 2012:
300	5.750%, 12/01/32	12/22 at 100.00	BB	326,910
210	6.000%, 12/01/42	12/22 at 100.00	BB	230,164
1,330	Tuscarawas County Economic Development and Finance Alliance, Ohio, Higher Education Facilities	3/25 at 100.00	N/R	1,358,861
	Revenue Bonds, Ashland University, Refunding & Improvement Series 2015, 6.000%, 3/01/45
22,615	Total Ohio			22,093,692
	Oklahoma – 0.6% (0.4% of Total Investments)
2,300	Oklahoma Development Finance Authority, Revenue Bonds, Saint John Health System, Series 2007,	2/17 at 100.00	AA	2,385,284
	5.000%, 2/15/37
75	Oklahoma Development Finance Authority, Revenue Bonds, Saint John Health System, Series 2007,	2/17 at 100.00	N/R (6)	78,526
	5.000%, 2/15/37 (Pre-refunded 2/15/17)
2,375	Total Oklahoma			2,463,810
	Oregon – 0.8% (0.5% of Total Investments)
3,000	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Series 2009A,	5/19 at 100.00	AAA	3,400,740
	5.000%, 11/15/33 (Pre-refunded 5/15/19)
	Pennsylvania – 6.2% (4.2% of Total Investments)
1,050	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2010E,	1/20 at 100.00	AA	1,172,031
	5.000%, 1/01/40 – AGM Insured
1,250	Lancaster County Hospital Authority, Pennsylvania, Revenue Bonds, Landis Homes Retirement	7/25 at 100.00	BBB–	1,305,825
	Community Project, Refunding Series 2015A, 5.000%, 7/01/45
1,500	Lehigh County Authority, Pennsylvania, Water and Sewer Revenue Bonds, Allentown Concession,	12/23 at 100.00	A	1,711,785
	Series 2013A, 5.125%, 12/01/47
1,615	Montgomery County Industrial Development Authority, Pennsylvania, Health System Revenue Bonds,	1/25 at 100.00	Baa2	1,781,749
	Albert Einstein Healthcare Network Issue, Series 2015A, 5.250%, 1/15/45
100	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds,	11/24 at 100.00	N/R	104,730
	National Gypsum Company, Refunding Series 2014, 5.500%, 11/01/44 (Alternative Minimum Tax)
915	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Refunding	9/25 at 100.00	B+	968,198
	Bonds, PPL Energy Supply, LLC Project, Series 2009A, 6.400%, 12/01/38
4,700	Pennsylvania Economic Development Financing Authority, Unemployment Compensation Revenue	No Opt. Call	Aaa	5,353,065
	Bonds, Series 2012A, 5.000%, 7/01/19
4,100	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of	12/16 at 100.00	AA	4,195,776
	Philadelphia, Series 2006B, 4.500%, 6/01/32 – AGM Insured
1,050	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2006A, 5.000%, 12/01/26	6/16 at 100.00	A1 (6)	1,067,031
	(Pre-refunded 6/01/16) – AMBAC Insured
6,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2009C, 0.000%,	6/26 at 100.00	AA	7,562,220
	6/01/33 – AGM Insured
1,825	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital	7/22 at 100.00	BBB–	1,978,537
	Revenue Bonds, Temple University Health System Obligated Group, Series 2012A, 5.625%, 7/01/42
24,105	Total Pennsylvania			27,200,947
	Rhode Island – 0.2% (0.2% of Total Investments)
1,000	Rhode Island Health and Educational Building Corporation, Revenue Bonds, Care New England	9/23 at 100.00	BBB	1,079,480
	Health System, Series 2013A, 6.000%, 9/01/33
	South Carolina – 3.5% (2.4% of Total Investments)
6,000	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series	12/16 at 100.00	AA	6,227,280
	2006, 5.000%, 12/01/24
1,950	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series	12/16 at 100.00	AA (6)	2,025,095
	2006, 5.000%, 12/01/28 (Pre-refunded 12/01/16) – AGM Insured
20	South Carolina Public Service Authority, Electric System Revenue Bonds, Santee Cooper, Series	1/19 at 100.00	AA– (6)	22,688
	2008A, 5.500%, 1/01/38 (Pre-refunded 1/01/19)
5,000	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series	12/24 at 100.00	AA–	5,634,600
	2014C, 5.000%, 12/01/46
1,310	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2013A,	12/23 at 100.00	AA–	1,501,378
	5.125%, 12/01/43
14,280	Total South Carolina			15,411,041
	Tennessee – 0.8% (0.6% of Total Investments)
3,635	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds,	1/23 at 100.00	A+	4,095,518
	Catholic Health Initiatives, Series 2013A, 5.250%, 1/01/45
	Texas – 15.2% (10.3% of Total Investments)
735	Aubrey, Denton County, Texas, Special Assessment Revenue Bonds, Jackson Ridge Public	3/23 at 103.00	N/R	748,568
	Improvement District Phase 1 Project, Series 2015, 7.250%, 9/01/45
660	Aubrey, Denton County, Texas, Special Assessment Revenue Bonds, Jackson Ridge Public	3/23 at 103.00	N/R	671,293
	Improvement District Phases 2-3 Major Improvements Project, Series 2015, 8.250%, 9/01/40
5,480	Austin, Texas, Electric Utility System Revenue Bonds, Series 2015A, 5.000%, 11/15/45 (UB) (4)	11/25 at 100.00	AA–	6,263,859
335	Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields II Public Improvement District	3/23 at 103.00	N/R	343,392
	Neighborhood Improvement Area 1 Project, Series 2015, 7.250%, 9/01/45
595	Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields II Public Improvement District	3/23 at 103.00	N/R	609,226
	Neighborhood Improvement Areas 2-5 Major Improvement Project, Series 2015, 8.250%, 9/01/40
90	Celina, Texas, Special Assessment Revenue Bonds, Wells South Public Improvement District	9/24 at 100.00	N/R	91,218
	Neighborhood Improvement Area 1 Project, Series 2015, 6.250%, 9/01/45
2,830	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2015A,	7/25 at 100.00	BBB+	3,197,249
	5.000%, 1/01/45
	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education
	Charter School, Series 2013A:
765	4.350%, 12/01/42	12/22 at 100.00	BBB–	755,407
375	4.400%, 12/01/47	12/22 at 100.00	BBB–	369,919
2,700	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding and Improvement	11/21 at 100.00	A+	2,990,898
	Bonds, Series 2012C, 5.000%, 11/01/45 – AGM Insured
500	Fort Bend County Industrial Development Corporation, Texas, Revenue Bonds, NRG Energy Inc.	11/22 at 100.00	Baa3	505,145
	Project, Series 2012A. RMKT, 4.750%, 5/01/38
2,000	Fort Bend County Industrial Development Corporation, Texas, Revenue Bonds, NRG Energy Inc.	11/22 at 100.00	Baa3	2,014,460
	Project, Series 2012B, 4.750%, 11/01/42
	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Tender Option Bond
	Trust 2015-XF0228:
1,140	18.208%, 4/01/53 (IF)	10/23 at 100.00	AA+	1,661,265
2,000	5.000%, 4/01/53 (UB)	10/23 at 100.00	AA+	2,228,560
1,935	Harris County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Houston	6/25 at 100.00	AA	2,234,461
	Methodist Hospital System, Series 2015, 5.000%, 12/01/45
1,100	Harris County Flood Control District, Texas, General Obligation Bonds, Improvement Series	10/16 at 100.00	AAA	1,133,539
	2006, 5.000%, 10/01/26 (Pre-refunded 10/01/16)
1,545	Harris County Metropolitan Transit Authority, Texas, Sales and Use Tax Revenue Bonds, Tender	11/21 at 100.00	AA+	2,300,320
	Option Bond Trust 1014, 13.775%, 11/01/41 (IF) (4)
4,080	Harris County, Texas, General Obligation Toll Road Revenue Bonds, Tender Option Bond Trust	No Opt. Call	AAA	8,300,474
	2015-XF0074, 14.286%, 8/15/27 – AGM Insured (IF)
185	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc.	7/24 at 100.00	BB–	201,983
	Terminal E Project, Refunding Series 2014, 5.000%, 7/01/29
1,000	Lower Colorado River Authority, Texas, Transmission Contract Revenue Bonds, LCRA Transmission	5/25 at 100.00	A+	1,130,800
	Services Corporation Project, Refunding Series 2015, 5.000%, 5/15/45
	McCamey County Hospital District, Texas, General Obligation Bonds, Series 2013:
740	5.750%, 12/01/33	12/25 at 100.00	Baa2	844,762
740	6.125%, 12/01/38	12/25 at 100.00	Baa2	846,412
3,220	North Fort Bend Water Authority, Texas, Water System Revenue Bonds, Series 2011, 5.000%,	12/21 at 100.00	AA	3,605,080
	12/15/36 – AGM Insured
	North Texas Tollway Authority, Special Projects System Revenue Bonds, Series 2011A:
2,590	0.000%, 9/01/43	9/31 at 100.00	AA+	2,484,717
3,910	0.000%, 9/01/45	9/31 at 100.00	AA+	4,115,979
1,870	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue	9/23 at 100.00	A	2,138,065
	Bonds, Hendrick Medical Center, Refunding Series 2013, 5.500%, 9/01/43
6,700	Tarrant Regional Water District, Texas, Water Revenue Bonds, Refunding & Improvement Series	3/22 at 100.00	AAA	7,629,223
	2012, 5.000%, 3/01/52
1,525	Texas City Industrial Development Corporation, Texas, Industrial Development Revenue Bonds,	2/25 at 100.00	Baa3	1,471,351
	NRG Energy, inc. Project, Fixed Rate Series 2012, 4.125%, 12/01/45
355	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series	No Opt. Call	A3	400,933
	2012, 5.000%, 12/15/32
5,000	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Second Tier	8/24 at 100.00	BBB+	5,577,050
	Refunding Series 2015C, 5.000%, 8/15/42
56,700	Total Texas			66,865,608
	Utah – 3.0% (2.0% of Total Investments)
3,200	Utah Transit Authority, Sales Tax Revenue Bonds, Refunding Series 2012, 5.000%, 6/15/42	6/22 at 100.00	A+	3,561,024
3,000	Utah Transit Authority, Sales Tax Revenue Bonds, Series 2008A, 5.000%, 6/15/36 (Pre-refunded	6/18 at 100.00	AAA	3,303,060
	6/15/18) – AGM Insured
4,865	Utah Transit Authority, Sales Tax Revenue Bonds, Tender Option Bond 2015-XF0258, 13.947%,	No Opt. Call	AAA	6,338,365
	12/09/17 (Pre-refunded 6/15/18) – AGM Insured (IF) (4)
11,065	Total Utah			13,202,449
	Virginia – 0.9% (0.7% of Total Investments)
	Embrey Mill Community Development Authority, Virginia, Special Assessment Revenue Bonds,
	Series 2015:
205	5.300%, 3/01/35	3/25 at 100.00	N/R	209,180
180	5.600%, 3/01/45	3/25 at 100.00	N/R	183,622
2,635	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles	4/22 at 100.00	BBB+	2,855,339
	Metrorail & Capital Improvement Project, Refunding Second Senior Lien Series 2014A,
	5.000%, 10/01/53
630	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, 95 Express Lanes LLC	1/22 at 100.00	BBB–	678,038
	Project, Series 2012, 5.000%, 1/01/40 (Alternative Minimum Tax)
3,650	Total Virginia			3,926,179
	Washington – 7.3% (5.0% of Total Investments)
5,265	Energy Northwest, Washington Public Power, Wind Project Revenue Bonds, Series 2006A, 4.500%,	7/16 at 100.00	A (6)	5,358,770
	7/01/30 (Pre-refunded 7/01/16) – AMBAC Insured
5,000	Energy Northwest, Washington, Electric Revenue Bonds, Columbia Generating Station, Series	7/25 at 100.00	Aa1	5,919,000
	2015A, 5.000%, 7/01/38 (UB) (4)
10,000	University of Washington, General Revenue Bonds, Series 2007, 5.000%, 6/01/37 (Pre-refunded	6/17 at 100.00	Aaa	10,596,200
	6/01/17) – AMBAC Insured (UB)
10,000	Washington State, General Obligation Bonds, 2007A Series 2006, 5.000%, 7/01/31 (Pre-refunded	7/16 at 100.00	AA+ (6)	10,201,397
	7/01/16) – AGM Insured
30,265	Total Washington			32,075,367
	West Virginia – 2.0% (1.5% of Total Investments)
7,800	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, West Virginia United Health	6/23 at 100.00	A	9,000,651
	System Obligated Group, Refunding and Improvement Series 2013A, 5.500%, 6/01/44
	Wisconsin – 3.0% (2.0% of Total Investments)
180	Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds, National Gypsum	11/24 at 100.00	N/R	188,527
	Company Project, Refunding Series 2014, 5.250%, 4/01/30 (Alternative Minimum Tax)
1,530	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Froedtert Health Inc.	10/22 at 100.00	AA–	1,701,008
	Obligated Group, Series 2012A, 5.000%, 4/01/42
2,220	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Gundersen Lutheran,	10/21 at 100.00	A+	2,525,228
	Series 2011A, 5.250%, 10/15/39
175	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Saint John’s Communities	9/22 at 100.00	N/R	187,990
	Inc., Series 2015B, 5.000%, 9/15/45
7,460	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, ThedaCare	12/24 at 100.00	AA–	8,383,027
	Inc, Series 2015, 5.000%, 12/15/44
11,565	Total Wisconsin			12,985,780
$ 645,528	Total Municipal Bonds (cost 580,677,967)			646,184,703

Shares	Description (1), (7)			Value
	INVESTMENT COMPANIES – 0.3% (0.2% of Total Investments)
8,134	BlackRock MuniHoldings Fund Inc.			$ 140,230
13,600	BlackRock MuniEnhanced Fund Inc.			168,368
3,500	Deutsche Municipal Income Trust			48,580
7,920	Dreyfus Strategic Municipal Fund			68,666
9,500	Invesco Advantage Municipal Income Fund II			114,760
9,668	Invesco Quality Municipal Income Trust			125,394
28,980	Invesco VK Investment Grade Municipal Trust			395,867
26,280	PIMCO Municipal Income Fund II			340,063
	Total Investment Companies (cost 1,353,712)			1,401,928
	Total Long-Term Investments (cost 582,031,679)			647,586,631
	Floating Rate Obligations – (7.4)%			(32,493,334)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (40.7)% (8)			(179,000,000)
	Other Assets Less Liabilities – 0.7% (9)			3,170,646
	Net Assets Applicable to Common Shares – 100%			$ 439,263,943

Investments in Derivatives as January 31, 2016

Interest Rate Swaps outstanding:
								Variation
		Fund			Fixed Rate			Margin	Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Effective	Termination	Receivable/	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (10)	Date	(Payable)	(Depreciation)
JPMorgan Chase	$ 6,800,000	Receive	3 Month USD-	2.560%	Quarterly	1/13/17	1/13/31	(48,421)	$ (343,315)
Bank, N.A.*			LIBOR-ICE
JPMorgan Chase	45,600,000	Receive	Weekly USA-SIFMA	2.030%	Quarterly	6/08/16	6/08/26	N/A	(2,999,198)
Bank, N.A.
	$52,400,000								$(3,342,513)
* Citigroup Global Markets Inc. is the clearing broker for this transaction.

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of January 31, 2016:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$646,184,703	$ —	$646,184,703
Investment Companies	1,401,928	—	—	1,401,928
Investments in Derivatives:
Interest Rate Swaps*	—	(3,342,513)	—	(3,342,513)
Total	$1,401,928	$642,842,190	$ —	$644,244,118
* Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of January 31, 2016, the cost of investments (excluding investments in derivatives) was 549,288,809.

Gross unrealized appreciation and gross unrealized depreciation of investments (exluding investments in derivatives) as of January 31, 2016, were as follows:

Gross unrealized:
Appreciation	$66,964,293
Depreciation	(1,159,215)
Net unrealized appreciation (depreciation) of investments	$65,805,078

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group ("Standard & Poor's"), Moody’s Investors Service,
Inc. ("Moody's") or Fitch, Inc. ("Fitch") rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives and/or inverse floating rate transactions.
(5)	On January 1, 2016, the Fund's Adviser determined it was likely that this borrower would fulfill a portion of its obligation on this security, and therefore increased the security's interest rate of accrual from 5.000% to 5.500%
(6)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(7)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission (SEC) on its website at http://www.sec.gov.
(8)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 27.6%.
(9)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter derivatives as well as the exchange-cleared and exchange-traded derivatives, when applicable.
(10)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
USD-LIBOR-ICE	United States Dollar-London Inter-Bank Offered Rate-Intercontinental Exchange
USD-SIFMA	United States Dollar Securities Industry and Financial Market Association

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Dividend Advantage Municipal Income Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy Vice President and Secretary

Date:         March 31, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Chief Administrative Officer (principal executive officer)

Date:         March 31, 2016

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date:         March 31, 2016